DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE – 16 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Revenue from contracts	12,622	10,127	8,237
Revenue from maintenance works and services and others	327	981	1,426

	12,949	11,108	9,663

- Over time	12,622	10,127	8,237
- At a point in time	327	981	1,426

	12,949	11,108	9,663

The Company recognizes revenue from contracts based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

Revenue from maintenance works and services and others comprised of revenue from service fee, labor cost charged, rental of machinery and equipment, transportation costs incurred, maintenance works charged, among other things is recognized when the entity satisfied the performance obligation at a point in time generally as the services are provided for a duration of typically less than one month. The Company typically receives purchase orders or emails from its customers which will set for the terms and conditions including the transaction price, works or services to be performed, terms of performance, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the completion of the contracted services to the customer according to the works or services to be performed and terms of performance. The maintenance work and services and others consist of a single performance obligation that the Company satisfies at a point in time. The Company recognizes the revenue when the following events have occurred: (a) the Company has performed the contracted services; (b) the Company has a present right to payment; (c) the customer has legal rights to the services upon completion of works done, and (d) the customer bears significant risks and rewards of ownership of the services. The completion of this revenue process is evidenced by the customer acceptance on our document for the maintenance works and services and others.

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Singapore	12,949	11,108	9,663

	12,949	11,108	9,663

Unsatisfied or partially unsatisfied performance obligations

Management expects that the approximate transaction price allocated to unsatisfied or partially unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follow:

	Financial Years Ended December 31,
	2025	2024	2023
	$’000	$’000	$’000

Partial and fully unsatisfied performance obligation as at:
- December 31, 2024	-	-	9,092
- December 31, 2025	-	15,026	-
- December 31, 2026	8,860	-	-

	8,860	15,026	9,092